COMMITMENTS AND CONTINGENCIES	12 Months Ended
Oct. 30, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Note K

COMMITMENTS AND CONTINGENCIES

In order to ensure a steady supply of hogs and turkeys, and to keep the cost of products stable, the Company has entered into contracts with producers for the purchase of hogs and turkeys at formula-based prices over periods up to 10 years. The Company has also entered into grow-out contracts with independent farmers to raise turkeys for the Company for periods up to 25 years. Under these arrangements, the Company owns the livestock, feed, and other supplies while the independent farmers provide facilities and labor. The Company has also contracted for the purchase of corn, soybean meal, and other feed ingredients from independent suppliers for periods up to three years. Under these contracts, the Company is committed at October 30, 2011, to make purchases, assuming current price levels, as follows:

(in thousands)
2012	$ 1,646,758
2013	1,016,381
2014	780,275
2015	659,322
2016	650,682
Later years	2,551,871
Total	$ 7,305,289

Purchases under these contracts for fiscal 2011, 2010, and 2009 were $1.8 billion, $1.9 billion, and $1.6 billion, respectively.

The Company had noncancelable operating lease commitments on facilities and equipment at October 30, 2011, as follows:

(in thousands)
2012	$ 12,742
2013	8,412
2014	5,480
2015	4,307
2016	3,423
Later years	6,432
Total	$ 40,796

The Company expensed $23.1 million, $25.1 million, and $23.0 million for rent in fiscal 2011, 2010, and 2009, respectively.

The Company had commitments to expend approximately $78.4 million to complete construction in progress at various locations as of October 30, 2011.

As of October 30, 2011, the Company had $41.8 million of standby letters of credit issued on its behalf. The standby letters of credit are primarily related to the Company’s self-insured workers’ compensation programs. However, that amount also includes a revocable $4.8 million standby letter of credit for obligations of an affiliated party that may arise under worker compensation claims. Letters of credit are not reflected in the Company’s Consolidated Statements of Financial Position.

The Company is involved on an ongoing basis in litigation arising in the ordinary course of business. In the opinion of management, the outcome of litigation currently pending will not materially affect the Company’s results of operations, financial condition, or liquidity.